Cover Page	12 Months Ended
Aug. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	Shaw Communications Inc.
Entity Central Index Key	0000932872
Entity File Number	001-14684
Current Fiscal Year End Date	--08-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Title of 12(b) Security	Class B Non-Voting Participating Shares
Trading Symbol	SJR
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	A0
Document Annual Report	true
Document Registration Statement	false
Entity Address, Address Line One	Suite 900
Entity Address, Address Line Two	630 – 3rd Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 4L4
City Area Code	403
Local Phone Number	750-4500
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1263
Auditor Location	Calgary, Alberta
Class A Participating Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	22,372,064
Class B Non-Voting Participating Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	477,175,098
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	111 Eighth Avenue
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	894-8940